INCOME TAX (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in valuation allowance	$ (6,125.49)
Digital Health Acquisition Corp.
Operating loss carryforwards		$ 1,822,738	$ 0
Change in valuation allowance		$ 1,118,252	$ 895,111